UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Western Asset

Core Bond

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Core Bond Fund

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Fund name change

Prior to May 1, 2012, the Fund was known as Western Asset Core Bond Portfolio. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

Western Asset Core Bond Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

IV	Western Asset Core Bond Fund

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Performance review

For the six months ended June 30, 2012, Class I shares of Western Asset Core Bond Fund returned 3.91%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 2.37% for the same period. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned 3.49% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 603 funds in the Fund’s Lipper category.

Western Asset Core Bond Fund	V

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Western Asset Core Bond Fund:
Class FI	3.80%
Class I	3.91%
Class IS	4.04%
Barclays U.S. Aggregate Index	2.37%
Lipper Intermediate Investment Grade Debt Funds Category Average[1]	3.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class FI, Class I and Class IS shares were 1.83%, 2.06% and 2.13%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of Class A, Class C and Class R shares is not shown because these share classes commenced operations on April 30, 2012.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class FI, Class I and Class IS shares were 0.75%, 0.52% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risks. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 603 funds in the Fund’s Lipper category.

VI	Western Asset Core Bond Fund

Investment commentary (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

2	Western Asset Core Bond Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A3	1.05%	$1,000.00	$1,010.50	0.90%	$1.51	[4]	Class A	5.00%	$1,000.00	$1,020.39	0.90%	$4.52
Class C3	0.92	1,000.00	1,009.20	1.64	2.75	[4]	Class C	5.00	1,000.00	1,016.71	1.64	8.22
Class FI	3.80	1,000.00	1,038.00	0.75	3.80	[5]	Class FI	5.00	1,000.00	1,021.13	0.75	3.77
Class R3	1.00	1,000.00	1,010.00	1.15	1.93	[4]	Class R	5.00	1,000.00	1,019.14	1.15	5.77
Class I	3.91	1,000.00	1,039.10	0.53	2.69	[5]	Class I	5.00	1,000.00	1,022.23	0.53	2.66
Class IS	4.04	1,000.00	1,040.40	0.44	2.23	[5]	Class IS	5.00	1,000.00	1,022.68	0.44	2.21

[1]	For the six months ended June 30, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (61), then divided by 366.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Bond Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BAI	— Barclays Capital U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BAI	— Barclays Capital U.S. Aggregate Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 30.0%
Consumer Discretionary — 2.8%
Automobiles — 0.4%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	$3,980,000	$4,095,583	(a)
Ford Motor Credit Co., LLC, Senior Notes	5.000%	5/15/18	2,350,000	2,495,423
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,040,000	5,607,040
Total Automobiles				12,198,046
Hotels, Restaurants & Leisure — 0.2%
Marriott International Inc.	5.810%	11/10/15	4,400,000	4,921,206
Media — 1.6%
CBS Corp.	7.625%	1/15/16	2,750,000	3,173,621
Comcast Corp., Notes	6.500%	1/15/15	800,000	902,386
Comcast Corp., Notes	6.450%	3/15/37	345,000	419,554
Comcast Corp., Senior Notes	6.300%	11/15/17	3,120,000	3,751,032
Comcast Corp., Senior Notes	6.500%	1/15/17	1,500,000	1,785,708
Comcast Corp., Senior Notes	5.650%	6/15/35	3,330,000	3,727,452
Comcast Corp., Senior Notes	6.950%	8/15/37	290,000	372,481
Comcast Corp., Senior Notes	6.400%	3/1/40	910,000	1,135,310
News America Inc., Senior Notes	4.500%	2/15/21	60,000	65,781
News America Inc., Senior Notes	6.650%	11/15/37	700,000	817,117
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	4,040,000	5,125,382
Time Warner Cable Inc., Senior Notes	6.200%	7/1/13	5,590,000	5,873,832
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	2,810,000	3,736,103
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,340,000	3,057,673
Time Warner Cable Inc., Senior Notes	4.000%	9/1/21	2,510,000	2,637,639
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	1,420,000	1,730,663
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,740,000	4,185,756
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	230,000	250,261
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,420,000	2,707,632
Time Warner Inc., Senior Notes	6.250%	3/29/41	300,000	348,832
Virgin Media Secured Finance PLC, Senior Secured Notes	6.500%	1/15/18	270,000	293,625
WPP Finance UK, Senior Notes	8.000%	9/15/14	950,000	1,071,387
Total Media				47,169,227
Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	4,445,000	4,583,422
Specialty Retail — 0.5%
Autozone Inc.	6.950%	6/15/16	5,620,000	6,611,323
Home Depot Inc.	5.250%	12/16/13	2,740,000	2,922,648

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — continued
Home Depot Inc.	5.400%	3/1/16	$4,250,000	$4,899,502
Total Specialty Retail				14,433,473
Total Consumer Discretionary				83,305,374
Consumer Staples — 2.4%
Beverages — 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,720,000	5,624,451
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	1,960,000	2,295,262
Diageo Finance BV	3.250%	1/15/15	4,310,000	4,563,234
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,610,000	3,708,380
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	420,982
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,110,000	6,330,888	(a)
Total Beverages				22,943,197
Food & Staples Retailing — 0.7%
CVS Corp., Pass-through Certificates	6.117%	1/10/13	2,393,121	2,449,957	(a)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	8,817,516	9,944,482
Safeway Inc., Senior Notes	3.950%	8/15/20	1,080,000	1,042,101
Safeway Inc., Senior Notes	4.750%	12/1/21	2,700,000	2,677,674
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	3,000,000	4,080,981
Total Food & Staples Retailing				20,195,195
Food Products — 0.4%
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	3,550,000	3,642,875	(a)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	6,860,000	8,117,816
Total Food Products				11,760,691
Tobacco — 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,180,000	4,417,933
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,933,100
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	3,660,000	3,769,093
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	2,100,000	2,233,287
Total Tobacco				15,353,413
Total Consumer Staples				70,252,496
Energy — 4.3%
Energy Equipment & Services — 0.1%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	2,950,000	3,448,624
Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	433,000	491,359
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	8,640,000	10,036,518
Apache Corp., Senior Notes	3.250%	4/15/22	1,930,000	2,015,329
Apache Corp., Senior Notes	5.100%	9/1/40	3,280,000	3,766,371

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	7

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	4.750%	4/15/43	$510,000	$566,494
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	6,060,000	6,442,568
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	340,000	359,944
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	3,300,000	3,416,787
Conoco Funding Co.	7.250%	10/15/31	350,000	505,593
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	2,350,000	3,223,836
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,790,000	1,821,121
Devon Energy Corp., Senior Notes	5.600%	7/15/41	4,450,000	5,163,170
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,350,000	4,334,609
Enterprise Products Operating LLC, Senior Notes	5.250%	1/31/20	1,060,000	1,214,228
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	11,320,000	12,004,475
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	220,000	249,221
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	520,000	588,047
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	3,670,000	4,060,279
Hess Corp., Notes	7.875%	10/1/29	1,760,000	2,301,763
Hess Corp., Notes	7.300%	8/15/31	1,915,000	2,396,387
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,940,000	2,401,171
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	3,180,000	3,334,398
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,880,000	5,131,540
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	6,540,000	6,818,146
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,199,000	15,706,810
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	2,130,000	2,199,097
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	2,720,000	3,041,983
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	2,428,000	2,655,936
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	6,930,000	7,468,953
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,670,000	4,273,594
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	1,960,000	1,993,200	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,584,000	3,146,563
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	927,000	1,257,961
Total Oil, Gas & Consumable Fuels				124,387,451
Total Energy				127,836,075
Financials — 12.1%
Capital Markets — 1.7%
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	6/1/43	670,000	453,603	(b)
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	1,110,000	1,112,030
Goldman Sachs Group Inc., Senior Notes	5.450%	11/1/12	1,760,000	1,785,525
Goldman Sachs Group Inc., Senior Notes	4.750%	7/15/13	190,000	195,355

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	$1,600,000	$1,663,866
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	10,060,000	10,355,995
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	810,000	822,813
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	337,793
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,990,000	6,246,102
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	8,585,000	9,004,824
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	30,520,000	0	(c)(d)(e)(f)
Lehman Brothers Holdings Capital Trust VII	5.857%	8/13/12	1,300,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Medium-Term Notes	6.750%	12/28/17	29,990,000	0	(c)(d)(e)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	11,920,000	0	(c)(d)(e)(f)
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	3,010,000	2,836,212
Morgan Stanley, Medium-Term Notes	0.916%	10/18/16	3,490,000	3,041,633	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	500,000	498,901
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,270,000	2,220,891
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	2,290,000	2,310,157
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,940,000	4,219,551
UBS AG, Senior Notes	2.250%	1/28/14	2,810,000	2,824,376
Total Capital Markets				49,929,627
Commercial Banks — 3.3%
Bank of Scotland PLC	5.250%	2/21/17	2,500,000	2,750,322	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	2,350,000	2,480,728	(a)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	230,000	235,003	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,556,082	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	100,000	117,975	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	4,480,000	4,309,948
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	3,850,000	4,030,299	(a)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	20,000	21,973	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	3.375%	1/19/17	1,110,000	1,142,398
Credit Agricole SA, Senior Notes	2.625%	1/21/14	1,890,000	1,858,165	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	8,670,000	7,131,075	(a)(b)(g)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	1,600,000	0	(c)(d)(e)(f)(g)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	11,830,000	0	(c)(d)(e)(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	9

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	$3,105,000	$2,018,250	(a)(b)(g)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,890,000	1,700,904	(a)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	17,170,000	858,500	(a)(d)(h)
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	670,000	759,298
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,230,000	5,095,783	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	6,053,000	7,614,674	(a)(b)(g)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	6,260,000	6,441,703	(a)(b)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium Term Notes	1.000%	9/29/17	3,300,000	2,194,500	(b)(g)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	3,800,000	4,052,160
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	2,710,000	2,760,333
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	4,900,000	4,557,568	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,610,000	4,841,602	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	200,000	210,213	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/13/12	8,800,000	8,404,000	(b)(g)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,600,000	11,177,971
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	2,120,000	2,256,528
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	5,460,000	5,472,203
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	530,000	591,288
Wells Fargo Capital X, Capital Securities	5.950%	12/1/86	1,640,000	1,646,150
Total Commercial Banks				98,287,596
Consumer Finance — 1.5%
American Express Co., Senior Notes	8.125%	5/20/19	4,000,000	5,326,412
American Express Co., Subordinated Debentures	6.800%	9/1/66	5,350,000	5,526,550	(b)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	2,740,000	2,959,965
Capital One Financial Corp.	6.150%	9/1/16	2,770,000	3,096,785
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	9,000,000	9,744,426
HSBC Finance Corp., Subordinated Notes	6.375%	11/27/12	440,000	449,310
John Deere Capital Corp., Notes	2.250%	4/17/19	6,000,000	6,132,600
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	11,125,000	9,400,625
Springleaf Finance Corp., Senior Notes	6.900%	12/15/17	350,000	279,342
Total Consumer Finance				42,916,015
Diversified Financial Services — 4.5%
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,020,000	1,039,071
Bank of America Corp., Senior Notes	5.000%	5/13/21	3,040,000	3,136,389

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
Citigroup Inc., Senior Notes	6.000%	12/13/13	$8,800,000	$9,248,369
Citigroup Inc., Senior Notes	6.375%	8/12/14	1,260,000	1,348,757
Citigroup Inc., Senior Notes	5.500%	10/15/14	860,000	910,541
Citigroup Inc., Senior Notes	6.010%	1/15/15	6,760,000	7,263,100
Citigroup Inc., Senior Notes	6.000%	8/15/17	3,330,000	3,647,672
Citigroup Inc., Senior Notes	5.875%	5/29/37	9,500,000	10,351,276
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	2,000,000	1,967,154
General Electric Capital Corp., Notes	5.300%	2/11/21	3,490,000	3,917,113
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	21,370,000	21,554,209
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,520,000	4,889,930
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	4,490,000	4,938,560
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,440,000	3,147,922
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	15,440,000	16,076,900	(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,160,000	3,036,800	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	1,260,000	1,329,300	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	4,530,000	4,869,750	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	11,980,000	12,585,158
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	530,000	559,361
JPMorgan Chase & Co., Subordinated Notes	5.750%	1/2/13	3,770,000	3,865,494
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	3,355,000	3,734,494
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,600,000	4,003,888	(a)
Patrons’ Legacy	5.775%	12/23/63	5,652,980	5,375,419	(a)(e)
Total Diversified Financial Services				132,796,627
Insurance — 0.8%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	8,390,000	7,760,750
American International Group Inc., Senior Notes	3.750%	11/30/13	1,600,000	1,619,632	(a)
American International Group Inc., Senior Notes	6.400%	12/15/20	870,000	984,385
ASIF Global Financing XIX	4.900%	1/17/13	1,210,000	1,221,079	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	8,560,000	8,391,162
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	2,710,000	3,499,323	(a)
Total Insurance				23,476,331
Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	9,290,000	9,669,013
Total Financials				357,075,209

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	11

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 1.6%
Biotechnology — 0.1%
Amgen Inc., Senior Notes	3.875%	11/15/21	$3,000,000	$3,167,574
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,500,000	2,869,395
Health Care Providers & Services — 0.6%
AmerisourceBergen Corp.	5.625%	9/15/12	3,520,000	3,553,820
AmerisourceBergen Corp.	5.875%	9/15/15	3,050,000	3,464,202
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,580,000	1,719,288
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	600,000	740,364
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,750,000	2,156,163
WellPoint Inc., Notes	5.875%	6/15/17	900,000	1,061,491
WellPoint Inc., Notes	7.000%	2/15/19	2,780,000	3,451,659
WellPoint Inc., Senior Notes	3.700%	8/15/21	210,000	221,700
WellPoint Inc., Senior Notes	3.125%	5/15/22	2,270,000	2,288,194
Total Health Care Providers & Services				18,656,881
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,170,000	1,258,443
Pharmaceuticals — 0.7%
Aristotle Holding Inc., Senior Notes	3.500%	11/15/16	8,040,000	8,465,026	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,460,000	3,519,536
Pfizer Inc., Senior Notes	7.200%	3/15/39	2,310,000	3,507,123
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	3,040,000	3,781,286	(a)
Wyeth, Notes	5.950%	4/1/37	2,050,000	2,690,705
Total Pharmaceuticals				21,963,676
Total Health Care				47,915,969
Industrials — 2.1%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	4.875%	2/15/20	5,060,000	6,070,381
Raytheon Co., Senior Notes	3.125%	10/15/20	1,250,000	1,311,883
United Technologies Corp., Senior Notes	3.100%	6/1/22	7,660,000	8,026,623
Total Aerospace & Defense				15,408,887
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,150,000	4,443,646
Airlines — 0.8%
Air 2 US, Notes	8.027%	10/1/20	4,552,998	4,609,911	(a)
Continental Airlines Inc.	6.820%	5/1/18	545,351	569,891
Continental Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	1,893,277	1,992,674
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	2,154,254	2,299,666

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Airlines — continued
Continental Airlines Inc., Pass-Through Certificates	6.703%	12/15/22	$2,541,813	$2,732,449
Northwest Airlines Corp., Pass-Through Certificates	7.575%	9/1/20	3,695,267	3,875,596
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,897,487
US Airways Pass-Through Trust	6.850%	1/30/18	5,963,872	5,904,233
Total Airlines				24,881,907
Building Products — 0.3%
Masco Corp.	7.125%	8/15/13	3,320,000	3,485,383
Masco Corp.	6.125%	10/3/16	4,120,000	4,396,864
Total Building Products				7,882,247
Commercial Services & Supplies — 0.1%
Waste Management Inc.	5.000%	3/15/14	3,440,000	3,660,590
Waste Management Inc., Senior Notes	7.375%	5/15/29	260,000	344,448
Total Commercial Services & Supplies				4,005,038
Industrial Conglomerates — 0.3%
United Technologies Corp., Senior Notes	4.500%	6/1/42	6,830,000	7,502,106
Total Industrials				64,123,831
Materials — 1.9%
Chemicals — 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	1,040,000	1,152,700
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	680,000	784,661
Total Chemicals				1,937,361
Metals & Mining — 1.7%
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	1,560,000	1,615,105
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	4,780,000	5,152,018
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	7,680,000	8,014,771
Corporacion Nacional del Cobre, Senior Notes	4.750%	10/15/14	1,750,000	1,866,160	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	6,750,000	6,641,176
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	3,000,000	3,697,608
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	2,350,000	2,442,249
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	7,510,000	7,989,671
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	1,150,000	1,264,231
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	260,000	279,263
Vale Overseas Ltd., Notes	8.250%	1/17/34	775,000	989,008
Vale Overseas Ltd., Notes	6.875%	11/21/36	5,199,000	6,030,601
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	6,742,000	6,865,534
Total Metals & Mining				52,847,395
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	1,530,000	1,564,092	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	13

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Paper & Forest Products — continued
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	$450,000	$460,027	(a)
Total Paper & Forest Products				2,024,119
Total Materials				56,808,875
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.6%
AT&T Inc., Global Notes	5.500%	2/1/18	5,140,000	6,107,631
AT&T Inc., Global Notes	5.600%	5/15/18	220,000	263,309
AT&T Inc., Global Notes	6.550%	2/15/39	2,160,000	2,779,963
AT&T Inc., Senior Notes	3.875%	8/15/21	1,040,000	1,132,829
AT&T Inc., Senior Notes	5.350%	9/1/40	1,190,000	1,365,719
AT&T Inc., Senior Notes	5.550%	8/15/41	1,059,000	1,262,283
BellSouth Corp.	5.200%	9/15/14	4,270,000	4,646,921
CenturyTel Inc.	6.000%	4/1/17	4,120,000	4,376,981
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	4,640,000	5,203,240
SBC Communications Inc., Notes	5.100%	9/15/14	4,960,000	5,415,457
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	440,000	393,552
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	930,000	801,087
Verizon Communications Inc., Senior Notes	6.100%	4/15/18	4,428,000	5,394,619
Verizon Communications Inc., Senior Notes	8.750%	11/1/18	5,270,000	7,243,847
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	980,000	1,242,393
Total Diversified Telecommunication Services				47,629,831
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,710,000	3,172,545
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,950,000	2,214,506
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	45,000	40,950
Total Wireless Telecommunication Services				5,428,001
Total Telecommunication Services				53,057,832
Utilities — 1.0%
Electric Utilities — 0.7%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	970,000	1,027,777
Exelon Corp., Bonds	5.625%	6/15/35	155,000	167,975
FirstEnergy Corp., Notes	7.375%	11/15/31	7,280,000	9,138,365
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	2,000,000	2,520,374
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	5,650,000	7,022,577
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,200,000	1,211,002
Total Electric Utilities				21,088,070

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Gas Utilities — 0.2%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	$5,390,000	$6,990,609
Multi-Utilities — 0.1%
Dominion Resources Inc., Senior Notes	5.700%	9/17/12	2,050,000	2,070,970
Total Utilities				30,149,649
Total Corporate Bonds & Notes (Cost — $935,871,846)				890,525,310
Asset-Backed Securities — 1.8%
Amortizing Residential Collateral Trust, 2002-BC1M A	0.525%	1/1/32	1,243,353	891,212	(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.280%	7/25/32	1,573,878	1,201,450	(b)
Asset-Backed Funding Certificates, 2002-SB1 AII1	1.105%	12/25/30	750,751	650,820	(b)
Avis Budget Rental Car Funding AESOP II LLC, 2010-3A A	4.640%	5/20/16	1,530,000	1,654,142	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2010-5A A	3.150%	3/20/17	2,030,000	2,130,372	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	1,750,000	1,781,355	(a)
Bayview Financial Acquisition Trust, 2005-B M1	0.695%	4/28/39	610,000	474,689	(b)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1	1.220%	12/25/34	4,792,645	3,595,452	(b)
Brazos Student Loan Finance Corp., 2009-1 AS	2.966%	12/27/39	5,900,000	6,244,965	(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.865%	1/25/33	327,178	249,888	(b)
CIT Group Home Equity Loan Trust, 2002-1 AV	0.825%	3/25/33	39,064	38,603	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.865%	9/25/33	345,395	299,927	(b)
Credit-Based Asset Servicing & Securitization LLC, 2006-MH1 M1	6.250%	10/25/36	3,715,000	3,599,204	(a)
EFS Volunteer No. 2 LLC, 2012-1 A2	1.590%	3/25/36	4,100,000	4,099,679	(a)(b)
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/27	166,237	15,031	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.739%	2/20/32	1,525,000	1,158,708	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.739%	3/13/32	2,175,000	1,747,003	(b)
GSAMP Trust, 2006-S4 A1	0.335%	5/25/36	1,396,133	136,848	(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	4,060,000	4,456,662	(a)
Keycorp Student Loan Trust, 2002-A 1A2	0.657%	8/27/31	3,488,029	3,187,063	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.764%	1/21/31	106,655	69,909	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.405%	10/25/36	2,785,268	960,639	(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.025%	1/25/31	417,188	182,072	(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.925%	3/25/33	98,576	71,960	(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.705%	6/25/31	202,353	141,924	(b)
Residential Asset Securities Corp., 2001-KS3 AII	0.705%	9/25/31	77,870	60,730	(b)
SACO I Trust, 2005-10 1A	0.765%	6/25/36	1,636,038	1,319,849	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	15

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SACO I Trust, 2005-8 A1	0.805%	11/25/35	$379,620	$341,933	(b)
SLM Student Loan Trust, 2006-5 A5	0.576%	1/25/27	6,030,000	5,698,967	(b)
SLM Student Loan Trust, 2011-A A3	2.742%	1/15/43	3,125,000	3,066,637	(a)(b)
Structured Asset Securities Corp., 2002-AL1 A3	3.450%	2/25/32	2,989,541	2,702,967
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	1,966,826	1,978,835
Total Asset-Backed Securities (Cost — $56,212,250)				54,209,495
Collateralized Mortgage Obligations — 12.7%
American Home Mortgage Assets, 2006-4 1A12	0.455%	10/25/46	608,925	283,516	(b)
Banc of America Commercial Mortgage Inc., 2005-3 AM	4.727%	7/10/43	451,000	468,872
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	1,058,000	1,142,583	(b)
Banc of America Commercial Mortgage Inc., 2006-3 A4	5.889%	7/10/44	3,660,000	4,132,191	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	5.253%	11/25/34	8,802,248	8,678,110	(b)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A4	5.694%	6/11/50	270,000	310,958	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.415%	11/25/36	5,718,048	3,367,919	(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.645%	5/25/35	727,230	693,003	(a)(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.505%	6/25/35	6,115,589	3,581,907	(b)
Countrywide Home Loans, 2005-09 2A1	0.465%	5/25/35	4,337,215	2,421,896	(b)
Countrywide Home Loans, 2005-R3 AF	0.645%	9/25/35	1,081,083	901,641	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.545%	5/25/35	6,587,711	4,339,977	(b)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.593%	2/15/39	2,417,000	2,701,205	(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.695%	6/25/34	955,782	850,550	(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.533%	10/19/45	2,359,038	1,521,865	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	9.300%	4/15/19	38,308	42,547
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	23,168	4,463
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.988%	1/15/40	1,512,905	216,480	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	3,100,000	3,552,872
Federal Home Loan Mortgage Corp. (FHLMC), 3788 IC, IO	6.000%	1/15/41	8,793,721	1,472,218
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	8,004,330	9,522,451
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.808%	8/15/39	5,394,231	852,396	(b)

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 4057 SA, IO	5.807%	4/15/39	$16,000,000	$3,410,000	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.710%	6/15/42	1,000,000	228,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.750%	6/15/42	4,300,000	1,091,797	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.750%	6/15/42	3,800,000	964,844	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	4,676	4,567
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	10,506,193	12,302,165
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.846%	7/25/21	12,658,558	1,434,898	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.222%	1/25/20	20,481,769	1,253,361	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.405%	4/25/20	32,929,366	2,276,275	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.836%	6/25/20	36,080,084	3,478,084	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K014 X1, IO	1.449%	4/25/21	25,577,681	2,164,793	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.741%	10/25/21	7,814,434	855,219	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.608%	12/25/21	6,037,415	602,443	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K703 X1, IO	2.257%	5/25/18	15,779,865	1,613,744	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K704 X1, IO	2.165%	8/25/18	5,962,890	603,093	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.403%	6/25/46	13,411,195	1,137,635	(b)
Federal National Mortgage Association (FNMA), 2009-101 NS, IO	5.915%	12/25/39	4,216,896	511,906	(b)
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.255%	10/25/40	6,386,979	930,828	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	17

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2010-123 PM	4.000%	7/25/40	$6,500,000	$7,168,551
Federal National Mortgage Association (FNMA), 2010-136 SA, IO	5.755%	12/25/40	4,391,403	824,542	(b)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.285%	12/25/40	2,395,556	378,915	(b)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.285%	1/25/41	5,154,050	844,478	(b)
Federal National Mortgage Association (FNMA), 2010-27 SG, IO	4.755%	4/25/40	14,968,210	1,497,222	(b)
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.435%	7/25/41	6,274,517	976,018	(b)
Federal National Mortgage Association (FNMA), 2011-87 SJ, IO	5.705%	9/25/41	10,594,923	1,648,705	(b)
Federal National Mortgage Association (FNMA), 2011-96 BS, IO	6.185%	5/25/41	6,950,074	1,455,635	(b)
Federal National Mortgage Association (FNMA), 2012-16 ST, IO	6.205%	3/25/42	1,165,225	270,554	(b)
Federal National Mortgage Association (FNMA), 2012-25 B	6.500%	3/25/42	6,600,000	7,812,464
Federal National Mortgage Association (FNMA), 2012-28 B	6.500%	6/25/39	1,900,000	2,133,946
Federal National Mortgage Association (FNMA), 2012-35 MB	5.500%	4/25/42	25,100,000	28,383,800
Federal National Mortgage Association (FNMA), 2012-46 BA	6.000%	5/25/42	6,900,000	7,822,471
Federal National Mortgage Association (FNMA), 2012-63 DS, IO	6.305%	3/25/39	5,485,667	1,293,108	(b)
Federal National Mortgage Association (FNMA), 2012-66 SA, IO	5.755%	6/25/42	7,092,785	1,297,997	(b)
Federal National Mortgage Association (FNMA), 2012-74 OA, PO	0.000%	3/25/42	400,000	370,000	(e)
Federal National Mortgage Association (FNMA), 2012-74 SA, IO	6.405%	3/25/42	5,300,000	1,159,375	(b)(e)
Federal National Mortgage Association (FNMA), 2012-75 AO, PO	0.000%	3/25/42	300,000	285,567
Federal National Mortgage Association (FNMA), 2012-75 AS, IO	6.400%	3/25/42	1,600,000	352,500	(b)
Federal National Mortgage Association (FNMA), 2012-75 LS, IO	6.300%	7/25/42	1,900,000	394,060	(b)
Federal National Mortgage Association (FNMA), 2012-76 AC	6.500%	7/25/42	9,210,000	10,723,033
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	3,521,452	466,328

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	$1,478,825	$193,745
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	749,677	98,685	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	697,873	83,063	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	693,313	92,978
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	4,248,753	627,846
Federal National Mortgage Association (FNMA), 409 C1, IO	3.000%	11/25/26	11,000,000	1,072,500	(e)
Federal National Mortgage Association (FNMA), 409 C15, IO	4.000%	11/25/39	3,000,000	360,900	(e)
Federal National Mortgage Association (FNMA), 409 C2, IO	3.000%	4/25/27	9,302,396	976,752	(e)
Federal National Mortgage Association (FNMA), IO	9.500%	2/1/17	3,773	543
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	3	68
Federal National Mortgage Association (FNMA), IO PAC	1,009.250%	8/25/21	172	4,345
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	27,375	26,851
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	6,700,000	1,103,490	(e)
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	6,400,000	762,880	(e)
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	5,380,000	5,882,481
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	3,000,000	3,400,384
Government National Mortgage Association (GNMA), 2010-003 MS, IO	6.306%	11/20/38	2,464,962	362,594	(b)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.757%	2/16/40	1,851,139	363,129	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO	6.256%	3/20/39	2,022,617	293,182	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.236%	4/20/40	896,803	148,885	(b)
Government National Mortgage Association (GNMA), 2010-042 PC	5.000%	7/20/39	5,000,000	5,972,228
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.307%	4/16/34	1,935,773	136,800	(b)
Government National Mortgage Association (GNMA), 2010-050 QS, IO	6.306%	12/20/38	741,452	111,018	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	19

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.256%	5/20/40	$3,352,862	$565,625	(b)
Government National Mortgage Association (GNMA), 2010-059 LB	4.500%	10/20/39	2,900,000	3,300,744
Government National Mortgage Association (GNMA), 2010-059 PB	4.500%	7/20/39	6,700,000	7,554,746
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.256%	5/20/40	4,822,187	808,508	(b)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.256%	5/20/40	1,062,287	175,453	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO	6.406%	1/20/40	1,324,811	203,585	(b)
Government National Mortgage Association (GNMA), 2010-086 PB	4.500%	10/20/39	17,505,000	19,899,926
Government National Mortgage Association (GNMA), 2010-101 NI, IO	5.000%	11/20/36	4,887,933	512,490
Government National Mortgage Association (GNMA), 2010-113 BS, IO	5.756%	9/20/40	4,443,622	692,486	(b)
Government National Mortgage Association (GNMA), 2010-121 SE, IO	5.756%	9/20/40	3,913,140	614,067	(b)
Government National Mortgage Association (GNMA), 2010-167 US, IO	6.386%	11/20/38	1,604,438	215,528	(b)
Government National Mortgage Association (GNMA), 2010-26 QS, IO	6.006%	2/20/40	77,914	14,240	(b)
Government National Mortgage Association (GNMA), 2010-35 AS, IO	5.506%	3/20/40	13,582,181	2,145,080	(b)
Government National Mortgage Association (GNMA), 2010-37 SG, IO	5.456%	3/20/40	3,168,359	504,627	(b)
Government National Mortgage Association (GNMA), 2010-93 PS, IO	6.456%	6/20/35	2,313,948	282,855	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.789%	3/20/60	646,707	646,244	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.239%	5/20/60	1,598,328	1,628,471	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.589%	8/20/58	936,477	929,361	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.639%	12/20/60	5,118,799	5,076,953	(b)
Government National Mortgage Association (GNMA), 2011-004 PS, IO	5.936%	9/20/40	2,637,471	396,585	(b)
Government National Mortgage Association (GNMA), 2011-011 SA, IO	5.756%	1/20/41	3,097,802	472,903	(b)
Government National Mortgage Association (GNMA), 2011-032 S, IO	5.757%	3/16/41	988,472	134,799	(b)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-032 SD, IO	5.756%	3/20/41	$1,567,841	$240,451	(b)
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.887%	2/16/36	6,758,672	872,186	(b)
Government National Mortgage Association (GNMA), 2011-070 BS, IO	6.457%	12/16/36	3,083,138	450,813	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	5,900,000	6,692,675
Government National Mortgage Association (GNMA), 2011-H08 FG	0.719%	3/20/61	4,632,937	4,618,213	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.739%	3/20/61	3,636,916	3,629,235	(b)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	2,100,000	284,812
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.465%	6/25/45	4,580,349	2,967,145	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.505%	10/25/45	848,636	529,804	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7	6.071%	7/10/38	4,000,000	4,559,312	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	5.874%	7/10/38	1,710,000	1,786,203	(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.595%	3/25/35	10,238,248	8,466,918	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	1,733,138	1,789,879
Harborview Mortgage Loan Trust, 2005-9 2A1A	0.584%	6/20/35	646,904	508,854	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.595%	8/25/36	1,557,142	1,490,255	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP7 A4	6.064%	4/15/45	1,100,000	1,255,281	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 A4	5.399%	5/15/45	1,550,000	1,754,367
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 AM	5.440%	5/15/45	805,000	864,101
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	2,930,000	3,241,594
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 A4	5.794%	2/12/51	2,380,000	2,751,261	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C4 XA, IO	1.788%	7/15/46	31,037,134	2,312,391	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.842%	3/15/36	2,301,985	2,164	(a)(b)(d)
LB-UBS Commercial Mortgage Trust, 2007-C1 A4	5.424%	2/15/40	804,000	907,080
LB-UBS Commercial Mortgage Trust, 2007-C6 A4	5.858%	7/15/40	1,980,000	2,261,287	(b)
LB-UBS Commercial Mortgage Trust, 2007-C7 A3	5.866%	9/15/45	2,940,000	3,369,937	(b)
Luminent Mortgage Trust, 2007-2 2A1	0.475%	5/25/37	220,215	101,849	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	21

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.332%	12/25/34	$115,586	$94,654	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	677,762	677,032	(a)
Merrill Lynch Mortgage Investors Inc., 1998-C1 A3	6.720%	11/15/26	1,494,585	1,645,263	(b)
Merrill Lynch Mortgage Investors Inc., 2005-A3 A1	0.515%	4/25/35	429,738	346,240	(b)
MLCC Mortgage Investors Inc., 2003-B A1	0.925%	4/25/28	1,383,546	1,296,243	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	3.079%	2/25/36	353,104	296,289	(b)
Morgan Stanley Capital I, 2007-IQ16 A4	5.809%	12/12/49	3,910,000	4,522,568
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.715%	7/25/35	2,315,006	1,648,824	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	11,811,152	11,451,101	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	4,712,550	4,622,860	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	32,185,143	28,851,857	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	10,771,818	10,929,571
Structured ARM Loan Trust, 2005-19XS 1A1	0.565%	10/25/35	889,602	536,965	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	5,969,154	6,135,144
Structured Mortgage Asset Residential Trust, 1991-8 E, IO	0.015%	1/25/23	181,000	33	(b)(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C29 A4	5.308%	11/15/48	786,000	884,588
WaMu Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	931,228	959,968
Washington Mutual Inc. Pass-Through Certificates, 2005-AR1 A2A1	0.585%	1/25/45	646,052	506,504	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.515%	12/25/45	11,577,975	9,150,085	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	2.666%	4/25/36	2,097,206	1,688,815	(b)
Total Collateralized Mortgage Obligations (Cost — $388,940,392)				376,285,835
Mortgage-Backed Securities — 26.7%
FHLMC — 6.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/13-5/1/29	268,987	291,644
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-8/1/35	11,425,561	12,511,736
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-8/1/33	5,506,829	5,948,836
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-5/1/32	1,156,475	1,371,054
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32-9/1/39	1,642,042	1,852,678
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	10/1/35	1,116,558	1,188,603	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.797%	8/1/37	4,527,436	4,767,901	(b)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/42	$300,000	$315,824
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	6/1/42	2,300,000	2,484,471
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/12/42	39,200,000	41,123,250	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/12/42	9,000,000	9,549,844	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Bonds	4.000%	3/1/42	3,285,971	3,493,557
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25	25,800,000	27,281,138
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	7/17/27	24,900,000	26,032,173	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/42	400,000	440,453
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/1/42	6,800,000	7,157,000	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/12/42	2,200,000	2,390,781	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	7/17/42	37,800,000	38,851,313	(i)
Total FHLMC				187,052,256
FNMA — 11.7%
Federal National Mortgage Association (FNMA)	7.000%	8/1/12-2/1/39	17,334,169	20,282,014
Federal National Mortgage Association (FNMA)	8.000%	5/1/15	3,427	3,437
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-9/1/41	33,093,963	35,868,989
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-7/1/42	38,223,667	40,773,036
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-1/1/39	26,514,816	28,754,659
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-5/1/28	260,404	283,195
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-12/1/39	36,861,033	40,760,172
Federal National Mortgage Association (FNMA)	4.000%	7/12/27	35,700,000	37,992,611	(i)
Federal National Mortgage Association (FNMA)	3.000%	7/17/27-7/12/42	71,200,000	74,570,934	(i)
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-3/1/32	63,701	73,079
Federal National Mortgage Association (FNMA)	3.000%	6/1/35	3,429,130	3,662,254	(b)
Federal National Mortgage Association (FNMA)	4.080%	7/1/35	924,230	988,694	(b)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	510,290	540,614	(b)
Federal National Mortgage Association (FNMA)	2.435%	9/1/35	2,013,598	2,134,442	(b)
Federal National Mortgage Association (FNMA)	2.442%	9/1/35	1,024,151	1,091,290	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	25,309,463	27,729,815
Federal National Mortgage Association (FNMA)	2.146%	10/1/35	4,678,521	4,874,530	(b)
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	1,612,546	1,717,101	(b)
Federal National Mortgage Association (FNMA)	2.487%	10/1/35	1,072,898	1,141,522	(b)
Federal National Mortgage Association (FNMA)	3.173%	10/1/35	941,869	999,489	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	23

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.114%	11/1/35	$2,260,242	$2,362,088	(b)
Federal National Mortgage Association (FNMA)	2.118%	11/1/35	1,970,437	2,058,213	(b)
Federal National Mortgage Association (FNMA)	2.123%	11/1/35	1,755,770	1,830,726	(b)
Federal National Mortgage Association (FNMA)	2.130%	11/1/35	2,126,369	2,221,652	(b)
Federal National Mortgage Association (FNMA)	2.143%	11/1/35	1,486,121	1,551,913	(b)
Federal National Mortgage Association (FNMA)	2.124%	2/1/37	11,269,125	11,816,963	(b)
Total FNMA				346,083,432
GNMA — 8.7%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	51,537	53,624
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	108,432	123,635
Government National Mortgage Association (GNMA)	7.000%	6/15/23-5/15/32	147,283	172,923
Government National Mortgage Association (GNMA)	6.500%	10/15/23-10/20/37	24,252,889	28,137,675
Government National Mortgage Association (GNMA)	6.000%	3/15/26-11/20/40	31,158,583	35,074,752
Government National Mortgage Association (GNMA)	5.500%	1/15/33	90,246	100,793
Government National Mortgage Association (GNMA)	5.000%	10/20/39-11/20/40	18,902,208	20,941,057
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	21,828,773	24,049,842
Government National Mortgage Association (GNMA)	3.500%	7/19/42	10,800,000	11,550,937	(i)
Government National Mortgage Association (GNMA)	4.000%	7/19/42	20,400,000	22,252,061	(i)
Government National Mortgage Association (GNMA)	4.500%	7/19/42	61,100,000	67,162,263	(i)
Government National Mortgage Association (GNMA)	5.000%	7/19/42	3,800,000	4,196,625	(i)
Government National Mortgage Association (GNMA)	5.500%	7/19/42	900,000	998,859	(i)
Government National Mortgage Association (GNMA)	6.000%	7/19/42	2,700,000	3,031,172	(i)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	7/19/42	$9,200,000	$9,547,874	(i)
Government National Mortgage Association (GNMA) II	3.500%	7/19/42	28,200,000	30,138,747	(i)
Total GNMA				257,532,839
Total Mortgage-Backed Securities (Cost — $774,383,522)				790,668,527
Municipal Bonds — 1.5%
California — 0.5%
California State, GO, Build America Bonds	7.300%	10/1/39	3,760,000	4,667,777
Los Angeles, CA, Department of Water & Power Revenue, Build America Bonds	6.574%	7/1/45	1,710,000	2,463,255
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Build America Bonds	6.000%	11/1/40	940,000	1,180,273
Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds	5.876%	4/1/32	2,350,000	2,886,576
University of California Revenues	4.858%	5/15/12	2,480,000	2,543,860
Total California				13,741,741
Georgia — 0.1%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	2,250,000	2,610,450
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	1,260,000	1,444,162
Total Georgia				4,054,612
Illinois — 0.1%
Cook County, IL, GO, Build America Bonds	6.229%	11/15/34	400,000	440,660
Illinois State, GO	5.665%	3/1/18	320,000	355,053
Illinois State, GO	5.877%	3/1/19	2,270,000	2,517,203
Total Illinois				3,312,916
Ohio — 0.1%
American Municipal Power-Ohio Inc., OH, Revenue., Build America Bonds, Meldhal Hydroelectric	6.270%	2/15/50	350,000	402,717
Student Loan Funding Corp., Cincinnati Ohio Student Loan Revenue	0.350%	9/1/47	3,000,000	2,880,000	(b)(j)
Total Ohio				3,282,717
Pennsylvania — 0.6%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.222%	5/1/46	12,550,000	11,679,281	(b)(e)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.256%	5/1/46	6,325,000	5,868,398	(b)(e)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.221%	6/1/47	400,000	371,124	(b)
Total Pennsylvania				17,918,803

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	25

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — 0.1%
Brazos Higher Education Authority Inc., Student Loan Revenue Note	1.741%	6/25/42	$3,000,000	$2,505,000	(b)(e)
Total Municipal Bonds (Cost — $41,121,492)				44,815,789
Sovereign Bonds — 0.0%
Mexico — 0.0%
United Mexican States, Medium-Term Notes	5.625%	1/15/17	160,000	186,200
United Mexican States, Medium-Term Notes	7.500%	4/8/33	302,000	439,410
Total Sovereign Bonds (Cost — $508,536)				625,610
U.S. Government & Agency Obligations — 19.2%
U.S. Government Agencies — 3.2%
Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes	5.625%	11/23/35	12,290,000	13,929,879
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	6,985,000	10,597,251
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	27,330,000	22,152,906
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	2,610,000	2,620,471
Financing Corp. (FICO) Strip	0.000%	4/5/19	1,150,000	1,027,359
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	5,910,000	5,344,537
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,670,000	1,537,541
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,280,000	5,740,460
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	10,100,000	9,183,950
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	4,920,000	4,405,176
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	820,000	728,955
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,060,000	4,638,037
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	5,990,000	5,446,719
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	310,000	272,843
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,787,940
Tennessee Valley Authority, Notes	5.250%	9/15/39	3,550,000	4,628,707
Total U.S. Government Agencies				96,042,731
U.S. Government Obligations — 16.0%
U.S. Treasury Bonds	4.375%	5/15/40	1,700,000	2,265,515
U.S. Treasury Bonds	4.375%	5/15/41	20,525,000	27,413,703
U.S. Treasury Bonds	3.125%	11/15/41	47,700,000	51,277,500
U.S. Treasury Bonds	3.000%	5/15/42	19,590,000	20,517,469
U.S. Treasury Notes	0.500%	5/31/13	420,000	420,968
U.S. Treasury Notes	1.875%	2/28/14	870,000	892,328
U.S. Treasury Notes	0.250%	9/15/14	270,000	269,409

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.375%	3/15/15	$4,440,000	$4,437,225
U.S. Treasury Notes	1.000%	9/30/16	32,470,000	32,974,811
U.S. Treasury Notes	0.625%	5/31/17	4,310,000	4,290,135
U.S. Treasury Notes	1.875%	8/31/17	36,290,000	38,285,950
U.S. Treasury Notes	1.625%	3/31/19	82,700,000	85,025,937
U.S. Treasury Notes	1.250%	4/30/19	96,900,000	97,975,009
U.S. Treasury Notes	1.000%	6/30/19	13,000,000	12,896,403
U.S. Treasury Notes	2.000%	11/15/21	48,050,000	49,818,096	(k)
U.S. Treasury Notes	2.000%	2/15/22	38,060,000	39,341,556
U.S. Treasury Notes	1.750%	5/15/22	5,300,000	5,343,063
Total U.S. Government Obligations				473,445,077
Total U.S. Government & Agency Obligations (Cost — $538,155,707)				569,487,808
U.S. Treasury Inflation Protected Securities — 1.6%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	20,724,260	27,292,876	(k)(l)
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	16,077,133	20,517,187	(k)
Total U.S. Treasury Inflation Protected Securities (Cost — $35,893,613)				47,810,063

			Shares
Convertible Preferred Stocks — 0.0%
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA) (Cost — $4,079,484)	5.375%		44	169,400	*

		Expiration Date	Contracts
Purchased Options — 0.0%
Eurodollar Mid Curve 2-Year Futures, Put @ $98.75		12/14/12	960	96,000
Eurodollar Mid Curve 2-Year Futures, Put @ $99.00		9/14/12	253	12,650
U.S. Treasury 10-Year Notes Futures, Call @ $133.00		8/24/12	290	353,437
Total Purchased Options (Cost — $874,479)				462,087
Total Investments before Short-Term Investments (Cost — $2,776,041,321)				2,775,059,924

		Maturity Date	Face Amount
Short-Term Investments — 19.6%
U.S. Government Agencies — 13.1%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	7/17/12	$70,000,000	69,998,133	(m)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	27

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	9/11/12	$100,000,000	$99,984,200	(m)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	10/11/12	50,000,000	49,987,400	(m)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	8/28/12	15,000,000	14,997,584	(m)
Federal National Mortgage Association (FNMA), Discount Notes	0.100-0.140%	10/15/12	155,000,000	154,959,390	(m)
Total U.S. Government Agencies (Cost — $389,899,067)				389,926,707
Repurchase Agreements — 6.5%
Barclays Capital Inc. tri-party repurchase agreement dated 6/29/12; Proceeds at maturity — $192,598,123; (Fully collateralized by U.S. government obligations, 4.500% due 5/15/38; Market value — $196,448,958 (Cost — $192,597,000)	0.070%	4/2/12	192,597,000	192,597,000
Total Short-Term Investments (Cost — $582,496,067)				582,523,707
Total Investments — 113.1% (Cost — $3,358,537,388#)				3,357,583,631
Liabilities in Excess of Other Assets — (13.1)%				(389,449,265)
Total Net Assets — 100.0%				$2,968,134,366

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Value is less than $1.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	The coupon payment on these securities is currently in default as of June 30, 2012.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The maturity principal is currently in default as of June 30, 2012.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(k)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(m)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Bond Fund

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
GO	— General Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Mid Curve 2-Year Futures, Put	9/14/12	$98.75	253	$4,744
Eurodollar Mid Curve 2-Year Futures, Put	12/14/12	98.25	960	36,000
U.S. Treasury 10-Year Notes, Call	8/24/12	136.00	88	16,500

		Strike Rate	Notional Par
Interest rate swaption with JPMorgan Securities Inc., Call	10/7/13	4.86%	25,300,000	$6,499,800
Interest rate swaption with JPMorgan Securities Inc., Put	10/7/13	4.86	25,300,000	56,580
Total Written Options (Premiums Received — $3,476,322)				$6,613,624

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $3,358,537,388)	$3,357,583,631
Cash	8,549,788
Receivable for securities sold	78,582,602
Interest receivable	16,803,393
Receivable for Fund shares sold	4,914,156
Swaps, at value (premiums paid — $3,283,018)	4,742,654
Receivable for open swap contracts	895,751
Receivable from broker — variation margin on open futures contracts	869,132
Deposits with brokers for open futures contracts	856,912
Principal paydown receivable	443,684
Prepaid expenses	80,491
Other assets	1,487
Other receivables	71
Total Assets	3,474,323,752

Liabilities:
Payable for securities purchased	471,201,150
Payable for Fund shares repurchased	15,492,709
Swaps, at value (premiums received — $2,908,515)	9,958,606
Written options, at value (premiums received — $3,476,322)	6,613,624
Investment management fee payable	1,032,514
Payable for open swap contracts	621,812
Distributions payable	263,487
Service and/or distribution fees payable	165,379
Directors’ fees payable	2,036
Accrued expenses	838,069
Total Liabilities	506,189,386
Total Net Assets	$2,968,134,366

Net Assets:
Par value (Note 7)	$244,064
Paid-in capital in excess of par value	3,416,584,498
Undistributed net investment income	4,379,355
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(442,637,104)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(10,436,447)
Total Net Assets	$2,968,134,366

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2012

Shares Outstanding:
Class A	1,220
Class C	830
Class FI	66,835,859
Class R	831
Class I	77,746,641
Class IS	99,478,401

Net Asset Value:
Class A (and redemption price)	$12.16
Class C*	$12.16
Class FI (and redemption price)	$12.16
Class R (and redemption price)	$12.16
Class I (and redemption price)	$12.16
Class IS (and redemption price)	$12.17
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.70

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$42,704,541

Expenses:
Investment management fee (Note 2)	5,456,526
Service and/or distribution fees (Notes 2 and 5)	961,418
Transfer agent fees (Note 5)	642,087
Fees recaptured by investment manager (Note 2)	104,631
Fund accounting fees	94,271
Directors’ fees	65,232
Audit and tax	43,052
Legal fees	40,222
Custody fees	37,021
Registration fees	35,874
Shareholder reports (Note 5)	33,472
Insurance	23,294
Total Expenses	7,537,100
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,185)
Net Expenses	7,533,915
Net Investment Income	35,170,626

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(12,511,269)
Futures contracts	(4,809,225)
Written options	(8,668,941)
Swap contracts	(1,951,205)
Net Realized Loss	(27,940,640)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	83,727,879
Futures contracts	(199,929)
Written options	9,133,784
Swap contracts	1,755,460
Change in Net Unrealized Appreciation (Depreciation)	94,417,194
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	66,476,554
Increase in Net Assets from Operations	$101,647,180

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$35,170,626	$74,890,240
Net realized gain (loss)	(27,940,640)	7,790,150
Change in net unrealized appreciation (depreciation)	94,417,194	82,224,719
Increase in Net Assets From Operations	101,647,180	164,905,109

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(37,230,211)	(77,308,564)
Decrease in Net Assets From Distributions to Shareholders	(37,230,211)	(77,308,564)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,387,762,410	891,810,032
Reinvestment of distributions	34,388,740	73,147,037
Cost of shares repurchased	(895,362,522)	(858,261,331)
Increase in Net Assets From Fund Share Transactions	526,788,628	106,695,738
Increase in Net Assets	591,205,597	194,292,283

Net Assets:
Beginning of period	2,376,928,769	2,182,636,486
End of period*	$2,968,134,366	$2,376,928,769
* Includes undistributed net investment income of:	$4,379,355	$6,438,940

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	33

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]

Net asset value, beginning of period	$12.08

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.09
Total income from operations	0.13

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$12.16
Total return[3]	1.05%

Net assets, end of period (000s)	$15

Ratios to average net assets:
Gross expenses[4]	0.92%
Net expenses[4,5,6]	0.90
Net investment income[4]	2.19

Portfolio turnover rate[7]	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 219% for the period ended June 30, 2012.

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2012[2]

Net asset value, beginning of period	$12.08

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.08
Total income from operations	0.11

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$12.16
Total return[3]	0.92%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.66%
Net expenses[4,5,6]	1.64
Net investment income[4]	1.37

Portfolio turnover rate[7]	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 219% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	35

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2012[3]	2011	2010	2009	2008[4]	2008[5]	2007[5]

Net asset value, beginning of period	$11.87	$11.42	$10.62	$9.08	$10.54	$11.37	$11.05

Income (loss) from operations:
Net investment income	0.15	0.35	0.43	0.45	0.40	0.56	0.51
Net realized and unrealized gain (loss)	0.30	0.47	0.82	1.61	(1.34)	(0.79)	0.35
Total income (loss) from operations	0.45	0.82	1.25	2.06	(0.94)	(0.23)	0.86

Less distributions from:
Net investment income	(0.16)	(0.37)	(0.45)	(0.52)	(0.52)	(0.55)	(0.54)
Net realized gains	—	—	—	—	—	(0.05)	—
Total distributions	(0.16)	(0.37)	(0.45)	(0.52)	(0.52)	(0.60)	(0.54)

Net asset value, end of period	$12.16	$11.87	$11.42	$10.62	$9.08	$10.54	$11.37
Total return[6]	3.80%	7.24%	11.91%	23.37%	(9.06)%	(2.12)%	7.95%

Net assets, end of period (000s)	$812,665	$639,281	$384,186	$1,199,219	$1,169,174	$1,627,400	$1,402,721

Ratios to average net assets:
Gross expenses	0.75%[7]	0.75%	0.79%	0.78%	0.77%[7]	0.69%	0.72%
Net expenses[8]	0.75 [7,9,10]	0.74 [9]	0.75 [9]	0.75 [9]	0.72 [7,9]	0.69	0.72
Net investment income	2.50 [7]	3.01	3.85	4.70	5.30 [7]	5.10	4.60

Portfolio turnover rate	77%[11]	141%[11]	406%	221%	141%[12]	455%	432%

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. The manager intends to voluntarily waive fees and/or reimburse operating expenses so that total annual operating expenses are not expected to exceed 0.77% until April 30, 2013. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 0.75%.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 219% for the six months ended June 30, 2012 and 556% for the year ended December 31, 2011.

[12]	Not annualized.

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2012[2]

Net asset value, beginning of period	$12.08

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.08
Total income from operations	0.12

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$12.16
Total return[3]	1.00%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.18%
Net expenses[4,5,6]	1.15
Net investment income[4]	1.87

Portfolio turnover rate[7]	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 219% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	37

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2012[3]	2011	2010	2009	2008[4]	2008[5]	2007[5]

Net asset value, beginning of period	$11.86	$11.42	$10.62	$9.08	$10.54	$11.37	$11.05

Income (loss) from operations:
Net investment income	0.16	0.38	0.46	0.48	0.42	0.58	0.55
Net realized and unrealized gain (loss)	0.31	0.45	0.82	1.61	(1.34)	(0.78)	0.34
Total income (loss) from operations	0.47	0.83	1.28	2.09	(0.92)	(0.20)	0.89

Less distributions from:
Net investment income	(0.17)	(0.39)	(0.48)	(0.55)	(0.54)	(0.58)	(0.57)
Net realized gains	—	—	—	—	—	(0.05)	—
Total distributions	(0.17)	(0.39)	(0.48)	(0.55)	(0.54)	(0.63)	(0.57)

Net asset value, end of period	$12.16	$11.86	$11.42	$10.62	$9.08	$10.54	$11.37
Total return[6]	3.91%	7.38%	12.20%	23.68%	(8.88)%	(1.88)%	8.23%

Net assets, end of period (000s)	$945,017	$1,576,949	$1,689,352	$2,170,146	$2,558,597	$5,140,277	$4,975,052

Ratios to average net assets:
Gross expenses	0.53%[7]	0.52%	0.50%	0.49%	0.47%[7]	0.44%	0.47%
Net expenses[8]	0.53 [7]	0.52	0.50	0.49	0.47 [7]	0.44	0.47
Net investment income	2.75 [7]	3.25	4.07	5.00	5.60 [7]	5.30	4.90

Portfolio turnover rate	77%[9]	141%[9]	406%	221%	141%[10]	455%	432%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 219% for the six months ended June 30, 2012 and 556% for the year ended December 31, 2011.

[10]	Not annualized.

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$11.87	$11.43	$10.63	$9.09	$10.11

Income (loss) from operations:
Net investment income	0.16	0.39	0.47	0.48	0.15
Net realized and unrealized gain (loss)	0.32	0.45	0.82	1.61	(0.87)
Total income (loss) from operations	0.48	0.84	1.29	2.09	(0.72)

Less distributions from:
Net investment income	(0.18)	(0.40)	(0.49)	(0.55)	(0.30)
Total distributions	(0.18)	(0.40)	(0.49)	(0.55)	(0.30)

Net asset value, end of period	$12.17	$11.87	$11.43	$10.63	$9.09
Total return[5]	4.04%	7.46%	12.25%	23.72%	(7.08)%

Net assets, end of period (000s)	$1,210,417	$160,699	$109,098	$247,070	$240,681

Ratios to average net assets:
Gross expenses	0.44%[6]	0.45%	0.44%	0.44%	0.45%[6]
Net expenses[7]	0.44 [6,8]	0.45	0.44 [9]	0.44	0.45 [6]
Net investment income	2.72 [6]	3.31	4.13	5.00	5.20 [6]

Portfolio turnover rate	77%[10]	141%[10]	406%	221%	141%[11]

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.50%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 219% for the six months ended June 30, 2012 and 556% for the year ended December 31, 2011.

[11]	Not annualized.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2012 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (formerly known as Western Asset Core Bond Portfolio) (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third

40	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Core Bond Fund 2012 Semi-Annual Report	41

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$885,149,891	$5,375,419	$890,525,310
Asset-backed securities	—	54,209,495	—	54,209,495
Collateralized mortgage obligations	—	375,126,460	1,159,375	376,285,835
Mortgage-backed securities	—	790,668,527	—	790,668,527
Municipal bonds	—	42,310,789	2,505,000	44,815,789
Sovereign bonds	—	625,610	—	625,610
U.S. government & agency obligations	—	569,487,808	—	569,487,808
U.S. treasury inflation protected securities	—	47,810,063	—	47,810,063
Convertible preferred stocks	—	169,400	—	169,400
Purchased options	$462,087	—	—	462,087
Total long-term investments	$462,087	$2,765,558,043	$9,039,794	$2,775,059,924
Short-term investments†	—	582,523,707	—	582,523,707
Total investments	$462,087	$3,348,081,750	$9,039,794	$3,357,583,631
Other financial instruments:
Futures contracts	$766,008	—	—	$766,008
Credit default swaps on corporate issues — sell protection	—	$281,546	—	281,546
Credit default swaps on corporate issues — buy protection	—	758,285		758,285
Credit default swaps on credit indices — sell protection‡	—	494,290	—	494,290
Credit default swaps on credit indices — buy protection‡	—	3,208,533	—	3,208,533
Total other financial instruments	$766,008	$4,742,654	—	$5,508,662
Total	$1,228,095	$3,352,824,404	$9,039,794	$3,363,092,293

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$57,244	$6,556,380	—	$6,613,624
Futures contracts	1,520,942	—	—	1,520,942
Interest rate swaps	—	6,404,382	—	6,404,382
Credit default swaps on corporate issues — sell protection‡	—	580,310	—	580,310

42	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Credit default swaps on corporate issues — buy protection	—	$110,605	—	$110,605
Credit default swaps on credit indices — sell protection‡	—	2,863,309	—	2,863,309
Total	$1,578,186	$16,514,986	—	$18,093,172

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Collateralized Mortgage Obligations	Municipal Bonds	Total
Balance as of December 31, 2011	$5,538,225	—	—	$5,538,225
Accrued premiums/discounts	(7)	—	—	(7)
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(162,799)	$1,846	—	(160,953)
Purchases	—	1,159,375	—	1,159,375
Sales	—	(1,846)	—	(1,846)
Transfers into Level 3[2]	—	—	$2,505,000	2,505,000
Transfers out of Level 3	—	—	—	—
Balance as of June 30, 2012	$5,375,419	$1,159,375	$2,505,000	$9,039,794
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012[1]	$(162,799)	$1,846	—	$(160,953)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the

Western Asset Core Bond Fund 2012 Semi-Annual Report	43

collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

44	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Western Asset Core Bond Fund 2012 Semi-Annual Report	45

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers.

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

46	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the total notional value of all credit default swaps to sell protection is $76,044,405. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations.

Western Asset Core Bond Fund 2012 Semi-Annual Report	47

As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

48	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(l) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader

Western Asset Core Bond Fund 2012 Semi-Annual Report	49

market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held written options, credit default swaps and interest rate swaps with credit related contingent features which had a liability position of $16,572,230. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2012, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $11,877,903, which could be used to reduce the required payment.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

50	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed: 0.90%, 1.65%, 0.85%, 1.15% and 0.45% for Class A, Class C, Class FI, Class R, and Class IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. Prior to May 1, 2012, the investment manager had agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational fees) so that total operating expenses are not expected to exceed: 0.50% and 0.75% for Class IS and Class FI shares, respectively. Western Asset also agreed to waive their advisory fees (which are paid by LMPFA and not the Fund) under the Fee Cap.

Western Asset Core Bond Fund 2012 Semi-Annual Report	51

As of June 30, 2012, as a result of voluntary expense limitation arrangements, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational fees, to average net assets of Class FI shares did not exceed 0.77%. This arrangement is expected to continue until April 30, 2013, but may be terminated at any time by the investment manager.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $3,185.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the day on which the investment manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Effective July 1, 2012, the investment manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual expenses exceeding this limit or any other lower limit then in effect.

Pursuant to the new arrangements, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A*	Class C*	Class FI	Class R*	Class IS
Expires December 31, 2012	—	—	$358,465	—	—
Expires December 31, 2013	—	—	71,278	—	—
Expires December 31, 2014	—	—	3,185	—	—
Fee waivers/expense reimbursements subject to recapture			$432,928

*	The Class commenced operations on April 30, 2012.

For the six months ended June 30, 2012, LMPFA recaptured $104,631 for Class FI shares.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of the Fund’s shares.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

52	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$223,821,632	$5,897,205,077
Sales	176,867,227	5,451,555,730

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$139,166,167
Gross unrealized depreciation	(140,119,924)
Net unrealized depreciation	$(953,757)

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	326	9/12	$53,625,388	$54,391,063	$765,675
Contracts to Sell:
U.S. treasury 5-year notes	231	9/12	28,613,452	28,636,780	(23,328)
U.S. treasury 5-year notes	8	9/12	1,761,833	1,761,500	333
U.S. treasury 10-year notes	1,894	9/12	251,391,899	252,612,250	(1,220,351)
U.S. treasury 30-year bonds	374	9/12	55,063,050	55,340,313	(277,263)
					(1,520,609)
Net unrealized loss on open futures contracts					$(754,934)

During the six months ended June 30, 2012, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding as of December 31, 2012	339,480,175	$15,910,511
Options written	104,413,315	1,548,033
Options closed	(393,291,657)	(13,715,967)
Options exercised	—	—
Options expired	(532)	(266,255)
Written options, outstanding as of June 30, 2012	50,601,301	$3,476,322

At June 30, 2012, the Fund held TBA securities with a total cost of $406,322,717.

Western Asset Core Bond Fund 2012 Semi-Annual Report	53

At June 30, 2012, the Fund held the following open swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund‡	Payments Received By The Fund	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$2,740,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	$(194,523)
Banc of America Securities LLC	4,400,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(615,496)
Banc of America Securities LLC	2,750,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(459,925)
Banc of America Securities LLC	4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(801,149)
Barclays Capital Inc.	3,520,000	9/15/12	5.189% semi-annually	3-Month LIBOR	—	(35,881)
Credit Suisse First Boston Inc.	3,020,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(153,219)
Credit Suisse First Boston Inc.	3,290,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(259,162)
Credit Suisse First Boston Inc.	3,050,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(438,593)
Credit Suisse First Boston Inc.	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(495,727)
Deutsche Bank AG	5,620,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(974,795)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(876,419)
JPMorgan Chase & Co.	4,270,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(418,156)
RBS Greenwich	4,250,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(681,337)
Total	$47,570,000				—	$(6,404,382)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2012[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	$1,700,000	3/20/15	1.86%	2.930% quarterly	$48,356	—	$48,356
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	5,720,000	6/20/18	2.94%	1.000% quarterly	(580,310)	$(203,979)	(376,331)
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	9,100,000	9/20/12	1.28%	6.100% quarterly	100,761	—	100,761
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	9,100,000	9/20/12	1.28%	6.000% quarterly	98,670	—	98,670
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	10,000,000	9/20/12	1.28%	2.750% quarterly	33,759	—	33,759
Total	$35,620,000				$(298,764)	$(203,979)	$(94,785)

54	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2012	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$2,740,000	12/20/13	0.19%	0.635% quarterly	$(17,905)	—	$(17,905)
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	4,400,000	12/20/15	0.82%	0.730% monthly	13,322	—	13,322
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	4,120,000	12/20/16	2.89%	1.040% quarterly	314,644	—	314,644
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	2,750,000	12/20/15	0.79%	1.130% quarterly	(32,017)	—	(32,017)
Barclays Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)	3,520,000	9/20/12	0.16%	0.500% quarterly	(2,761)	—	(2,761)
Credit Suisse First Boston Inc. (AmerisourceBergen Corp., 5.875%, due 9/15/15)	3,050,000	9/20/15	0.49%	0.900% quarterly	(40,551)	—	(40,551)
Credit Suisse First Boston Inc. (Masco Corp., 5.875%, due 7/15/12)	3,320,000	9/20/13	0.88%	0.750% quarterly	5,147	—	5,147
Credit Suisse First Boston Inc. (Southwest Airlines Co., 5.250%, due 10/1/14)	2,420,000	3/20/17	1.60%	0.690% quarterly	99,151	—	99,151
Credit Suisse First Boston Inc. (Waste Management Inc., 5.000%, due 3/15/14)	3,290,000	3/20/14	0.44%	0.490% quarterly	(2,597)	—	(2,597)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	5,620,000	6/20/16	0.56%	0.580% quarterly	(4,843)	—	(4,843)
Deutsche Bank AG (CenturyTel Inc., 7.875%, due 8/15/12)	4,120,000	3/20/17	2.67%	0.890% quarterly	320,738	—	320,738
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 11/15/34)	4,270,000	9/20/14	0.34%	0.280% quarterly	5,283	—	5,283
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	4,250,000	3/20/16	0.42%	0.480% monthly	(9,931)	—	(9,931)
Total	$47,870,000				$647,680	—	$647,680

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (PrimeX.FRM.1)	$7,663,405	7/25/36	4.420% monthly	$494,290	$668,484	$(174,194)
Bank of America Securities LLC (CMBX 2 2006-2 AAA Index)	2,786,000	3/15/49	0.070% quarterly	(142,783)	(161,776)	18,993
Credit Suisse First Boston Inc. (CMBX 2 2006-2 AAA Index)	2,193,000	3/15/49	0.070% monthly	(112,391)	(127,385)	14,994

Western Asset Core Bond Fund 2012 Semi-Annual Report	55

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Inc. (CMBX 4 2007-2 AAA Index)	$1,370,000	2/17/51	0.350% quarterly	$(119,304)	$(110,677)	$(8,627)
Credit Suisse First Boston Inc. (CMBX NA AM 1)	1,339,000	10/12/52	0.500% monthly	(106,841)	(121,517)	14,676
Credit Suisse First Boston Inc. (CMBX NA AM 1)	1,931,000	10/12/52	0.500% monthly	(154,078)	(186,372)	32,294
Credit Suisse First Boston Inc. (CMBX NA AM 1)	4,208,000	10/12/52	0.500% monthly	(335,763)	(181,500)	(154,263)
Deutsche Bank AG (CMBX.NA.AM.2)	2,300,000	3/15/49	0.500% monthly	(292,196)	(129,874)	(162,322)
Goldman Sachs Group Inc. (CMBX NA AM 1)	1,180,000	10/12/52	0.500% monthly	(94,154)	(106,727)	12,573
JPMorgan Chase & Co. (CMBX NA AM 1)	1,461,000	10/12/52	0.500% monthly	(116,576)	(140,115)	23,539
JPMorgan Securities Inc. (CMBX NA AM 2)	3,900,000	3/15/49	0.500% monthly	(495,463)	(220,222)	(275,241)
Morgan Stanley & Co. Inc. (CMBX 2 2006-2 AAA Index)	1,220,000	3/15/49	0.070% monthly	(62,525)	(66,348)	3,823
RBS Securities Inc. (CMBX NA AM 1)	936,000	10/12/52	0.050% monthly	(74,685)	(89,181)	14,496
UBS Warburg LLC (CMBX 2 2006-2 AAA Index)	3,322,000	3/15/49	0.070% monthly	(170,253)	(188,887)	18,634
UBS Warburg LLC (CMBX NA AM 2)	2,191,000	3/15/49	0.500% monthly	(278,348)	(393,719)	115,371
UBS Warburg LLC (CMBX NA AM 2)	2,424,000	3/15/49	0.500% monthly	(307,949)	(480,236)	172,287
Total	$40,424,405			$(2,369,019)	$(2,036,052)	$(332,967)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Inc. (CMBX 1 2006-1 AAA Index)	$6,229,000	10/12/52	0.100% monthly	$224,244	$275,769	$(51,525)
Credit Suisse First Boston Inc. (CMBX 1 2006-1 AAA Index)	2,305,000	10/12/52	0.100% monthly	82,980	88,401	(5,421)
Credit Suisse First Boston Inc. (CMBX 1 2006-1 AAA)	3,320,000	10/12/52	0.100% monthly	119,520	131,881	(12,361)
Credit Suisse First Boston Inc. (CMBX NA AM 4)	7,900,000	2/17/51	0.500% monthly	1,543,463	722,738	820,725
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA Index)	2,856,000	10/12/52	0.100% monthly	102,816	115,195	(12,379)
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA)	9,538,000	10/12/52	0.100% monthly	343,368	490,641	(147,273)
JPMorgan Securities Inc. (CMBX 1 2006-1 AAA Index)	3,425,000	10/12/52	0.100% quarterly	123,300	114,961	8,339

56	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA Index)	$5,440,000	10/12/52	0.100% quarterly	$195,840	$208,560	$(12,720)
UBS Warburg LLC (CMBX 4 2007-2 AM)	524,000	2/17/51	0.500% monthly	102,376	101,105	1,271
UBS Warburg LLC (CMBX 4 2007-2 AM Index)	1,062,000	2/17/51	0.500% monthly	207,488	206,225	1,263
UBS Warburg LLC (CMBX 4 2007-2 AM Index)	835,000	2/17/51	0.500% monthly	163,138	159,058	4,080
Total	$43,434,000			$3,208,533	$2,614,534	$593,999

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

At June 30, 2012, the Fund held collateral received from Goldman Sachs Group Inc., and Morgan Stanley & Co. Inc. in the amounts of $413,221 and $199,843 on credit default swap contracts valued at $352,030 and $133,315, respectively. Net exposures to the counterparties were $(61,191) and $66,528) respectively. Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Western Asset Core Bond Fund 2012 Semi-Annual Report	57

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$462,087	—	$462,087
Futures contracts[3]	766,008	—	766,008
Swap contracts[4]	—	$4,742,654	4,742,654
Total	$1,228,095	$4,742,654	$5,970,749

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$6,613,624	—	$6,613,624
Futures contracts[3]	1,520,942	—	1,520,942
Swap contracts[4]	6,404,382	$3,554,224	9,958,606
Total	$14,538,948	$3,554,224	$18,093,172

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$(257,648)	$308,010	$50,362
Written options	(8,692,433)	23,492	(8,668,941)
Futures contracts	(4,809,225)	—	(4,809,225)
Swap contracts	(2,866,836)	915,631	(1,951,205)
Total	$(16,626,142)	$1,247,133	$(15,379,009)

58	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$(318,976)	—	$(318,976)
Written options	9,133,784	—	9,133,784
Futures contracts	(199,929)	—	(199,929)
Swap contracts	1,031,353	$724,107	1,755,460
Total	$9,646,232	$724,107	$10,370,339

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,091,180
Written options	9,451,777
Futures contracts (to buy)	87,019,031
Futures contracts (to sell)	319,634,443

Average Notional Balance
Interest rate swap contracts	$143,935,714
Credit default swap contracts (to buy protection)	105,601,143
Credit default swap contracts (to sell protection)	110,278,979
Total return swap contracts†	9,499,270

†	At June 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class respectively. The Rule 12b-1 plan for Class FI shares provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average net assets, subject to the authority of the Board of Directors of the Fund to set a lower amount. The Board of Directors has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI shares. Service and distribution fees are accrued daily and paid monthly.

Western Asset Core Bond Fund 2012 Semi-Annual Report	59

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees	Shareholder Reports*
Class A†	$4	$4	—
Class C†	17	4	—
Class FI	961,388	124,642	$6,507
Class R†	9	4	—
Class I	—	514,150	18,895
Class IS	—	3,283	1,711
Total	$961,418	$642,087	$27,113

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

*	For the period January 1, 2012 through May 31, 2012 (unless otherwise noted). Subsequent to May 31, 2012, these expenses were accrued as common fund expenses.

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A†	—
Class C†	—
Class FI	$3,185
Class R†	—
Class I	—
Class IS	—
Total	$3,185

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A†	$41	—
Class C†	26	—
Class FI	10,210,653	$17,200,361
Class R†	34	—
Class I	17,832,082	54,938,991
Class IS	9,187,375	5,169,212
Total	$37,230,211	$77,308,564

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

60	Western Asset Core Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At June 30, 2012, the Corporation had 37.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A†
Shares sold	1,217	$14,729	—	—
Shares issued on reinvestment	3	41	—	—
Net increase	1,220	$14,770	—	—

Class C†
Shares sold	828	$10,000	—	—
Shares issued on reinvestment	2	26	—	—
Net increase	830	$10,026	—	—

Class FI
Shares sold	16,856,062	$201,490,707	39,406,852	$459,723,034
Shares issued on reinvestment	835,703	10,081,097	1,430,953	16,809,771
Shares repurchased	(4,733,660)	(56,967,663)	(20,589,771)	(241,262,300)
Net increase	12,958,105	$154,604,141	20,248,034	$235,270,505

Class R†
Shares sold	828	$10,000	—	—
Shares issued on reinvestment	3	34	—	—
Net increase	831	$10,034	—	—

Class I
Shares sold	9,700,941	$116,688,526	31,794,171	$371,728,918
Shares issued on reinvestment	1,263,189	15,218,401	4,375,391	51,262,619
Shares repurchased	(66,152,255)	(792,707,860)	(51,142,656)	(597,763,426)
Net decrease	(55,188,125)	$(660,800,933)	(14,973,094)	$(174,771,889)

Class IS
Shares sold	88,974,500	$1,069,548,448	5,187,376	$60,358,080
Shares issued on reinvestment	750,246	9,089,141	431,929	5,074,647
Shares repurchased	(3,779,999)	(45,686,999)	(1,628,757)	(19,235,605)
Net increase	85,944,747	$1,032,950,590	3,990,548	$46,197,122

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

8. Capital loss carryforward

As of December 31, 2011, the Fund had a net capital loss carryforward of approximately $ 408,543,018, of which $5,952,501 does not expire, $84,734,017 expires in 2015, $33,885,094 expires in 2016, $250,607,702 expires in 2017 and $33,363,704 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Western Asset Core Bond Fund 2012 Semi-Annual Report	61

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Core Bond Fund

Directors

William E. B. Siart, Chairman

R. Jay Gerken

President

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/12 SR12-1725

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President of
Western Asset Funds, Inc.

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President of
Western Asset Funds, Inc.

Date:	August 23, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Western Asset Funds, Inc.

Date:	August 23, 2012